Deferred Tax Liabilities - Summary of Deferred Tax Liabilites (Detail)	12 Months Ended
Dec. 31, 2022 HKD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 0
Ending balance	25,785,453
Intangible assets other than goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Acquisitions of subsidiaries (note 34)	27,681,459
Deferred tax credit to profit or loss during the year (Note 9)	(1,896,006)
Ending balance	$ 25,785,453